Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Revenues			$ 209,484
Net loss			9,110,360
Net cash used in operations			$ 4,691,693
Accumulated deficit			$31,389,283
Working capital			$ 4,353,257
Revenues	$ 11,432	$ 5,275	$ 209,484	$ 14,482	$ 265,747	$ 93,664
Net loss					9,100,686
Net cash used in operations					5,794,792
Working capital deficit					2,874,735
Stockholders’ deficit					694,933
Accumulated deficit					$ 22,278,923